RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) - Previously Reported [Member] - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	$ 890,571	$ 484,856	$ 545,278
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	347,621	155,599	165,224
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	232,774	92,214	115,189
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	142,957	15,330	0
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	95,743	88,365	122,526
Hebei Leading Future Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	49,252	46,295	160
Xuancheng Jinshida Modern Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	16,682	8,807	40,018
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	1,961	31,930	0
Youshi Innovation Business Group Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	28,683	0
Kunming Jinbi Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	17,147	0
Qinghai Jiayuan Mingyue Trade Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	0	75,818
Hebei Shilong Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	0	0	1,295
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Sales to Related Parties (Details) [Line Items]
Sales to related parties	$ 3,581	$ 486	$ 25,048